Investment Securities, Held-to-maturity Securities, Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	$ 6,458	$ 7,707
Gross Unrecognized Gains	74	90
Gross Unrecognized Losses	136	217
Fair Value	6,396	7,580
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	6,458	7,707
Gross Unrecognized Gains	74	90
Gross Unrecognized Losses	136	217
Fair Value	$ 6,396	$ 7,580